Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Perkins Discovery Fund (Investor Class Shares)
Shareholder Report [Line Items]
Fund Name	Perkins Discovery Fund
Class Name	Perkins Discovery Fund
Trading Symbol	PDFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Perkins Discovery Fund, Investor Class Shares for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.perkinsfund.com/reports-to-investors/. You can also request this information by contacting us at (800) 673-0550 .
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.perkinsfund.com/reports-to-investors/.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Perkins Discovery Fund	$ 142	2.59%¹
¹	Annualized.

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.59% [1]
Factors Affecting Performance [Text Block]

What key factors affected the Fund's performance?

As a micro-cap fund, the Fund was affected primarily by the relative performance of micro-cap stocks as compared to large-cap companies and the market as a whole. After several difficult years, during which micro-cap companies lagged behind large-caps, micro-caps made a low in April of 2025 and have had good performance since then during the six-month period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual
          Total Return

	1 Year	5 Year	10 Year
Perkins Discovery Fund	9.76%	3.68%	8.91%
S&P 500® Index	16.07%	14.74%	13.29%
Dow Jones U.S. Micro-Cap Total Stock Market Index	26.06%	6.84%	6.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.perkinsfund.com/performance/ for more recent performance information.
Net Assets	$ 6,705,110
Holdings Count | Holdings	27
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.43%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$6,705,110
Number of Holdings	27
Total Net Advisory Fee	$0
Portfolio Turnover Rate	5.43%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
ANI Pharmaceuticals, Inc.	8.67%
Axogen, Inc.	8.65%
Veracyte, Inc.	8.45%
Natera, Inc.	7.80%
Magnite, Inc.	6.50%
ePlus, Inc.	5.30%
Digi International, Inc.	4.89%
BioLife Solutions, Inc.	4.76%
OptimizeRX Corp.	4.28%
Backblaze, Inc.	4.15%

[1]	Annualized.